Putnam
New
Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-98


[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "This offering might look like just another one of those funds that have latched on to bigger-cap stocks even after the current blue-chip-led market was well under way. . . . The fund's embrace of large caps doesn't amount to performance chasing, though. Part of the increase simply owes to the fact that many of the fund's long-held names have done quite well over the years, and management has simply had the good sense to hang on to them. Management has held stocks such as America Online and Telecommunications, Inc. for years, watching them grow from small fry into market leaders."

                                -- Morningstar Mutual Funds, August 21, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

20 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

For all of the grief the stock market caused investors during the early months of Putnam New Opportunities Fund's fiscal 1999, its strong rally toward the fiscal year's midpoint considerably brightened the fund's prospects for the second half. As he writes in the following report, Fund Manager Daniel Miller was pleased by the strong showing in the portfolio's more aggressive small-company growth stocks and heartened by the signs of a more favorable environment for these issues. For all of his optimism, however, Dan holds no illusions that market volatility is behind us. But he believes that in the current low interest-rate, low inflation economic climate, the market should be able to support historically high absolute valuations.

I am pleased to announce that Jeffrey R. Lindsey has joined Dan in the management of your fund. Jeff, a specialist in large-cap growth stocks, replaces Carol C. McMullen, who was recently promoted to head Putnam's extensive global investment research operation. Jeff came to Putnam in 1994 from Strategic Portfolio Management and State Street Boston. He has 14 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 17, 1999



Report from the Fund Managers
Daniel L. Miller
Jeffrey R. Lindsey

Just after Putnam New Opportunities Fund began its 1999 fiscal year, the Dow Jones Industrial Average reached a then all-time high of 9333, only to plummet more than 512 points the following month, wiping out the entire year's gains. After registering its worst quarter in eight years in September, the Dow began a turnaround that was almost as dramatic as the late-summer plunge. Finally, following one of its most volatile years in more than a decade, the U.S. equity market finished 1998 with double-digit returns for the fourth consecutive year.

During this eventful six months, your fund benefited from its ability to invest in companies of all sizes. We did take particular advantage of large-company stocks, which continued to display incredible strength in the media, technology, and pharmaceutical sectors. However, the year-end market rally also provided a much-needed boost for many of the small- and mid-cap stocks that make up your fund's more aggressive holdings. For the six months ended December 31, 1998, the fund's class A shares provided a total return of 4.92% at net asset value (NAV) and -1.11% at public offering price (POP). For the 12 months ended December 31, 1998, the returns were 24.39% at NAV and 17.23% at POP. For complete performance information, please refer to the summary that begins on page 9.

* MEDIA STOCKS CONTINUE TO OUTPERFORM

Once again, we are pleased to report that stocks in the media sector of the fund's portfolio were key contributors to performance. Many broadcasting, cable, and telecommunications companies continue to grow rapidly as a result of loosened restrictions on the industry. The Telecommunications Act of 1996 has also created a wave of mergers and acquisitions, as media companies are now allowed multiple ownership of properties such as TV and radio stations.

The stock of Internet service provider America Online (AOL), a holding in the portfolio's media sector, increased an astounding 586% in calendar 1998. Long before it became a household name, AOL was part of your fund's portfolio. In fact, it was a holding as far back as June 1993, when our annual report to shareholders stated, "The trend in technology is clearly moving toward a vast increase in electronic services and digital transmission. . . .We believe firms with sophisticated programming capabilities will be in a position to take full advantage of emerging business opportunities."

Today AOL is the number-one provider of online services, including news, Internet searches, and e-mail. During December 1998, the company drew 54.5% of all Internet users -- nearly 31 million individuals -- outpacing its nearest competitor by more than six percentage points. The company also announced that its members spent more than $1 billion with online retailers during the six-week holiday shopping season. AOL continues to seek new growth opportunities, such as its recent alliance with Bell Atlantic Corp., to offer high-speed Internet access over Bell phone lines -- marking AOL's entry into the broadband Internet access market. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                  11.3%

Pharmaceuticals and
biotechnology            9.2%

Computer software        9.0%

Broadcasting             7.2%

Computer services        6.7%


Footnote reads:
*Based on net assets as of 12/31/98. Holdings will vary over time.


* TELECOMMUNICATIONS COMPANIES BOOST RETURNS

An impressive holding in the telecommunications sector was Global Crossing, Ltd., a leader in the battle to control the underwater lanes of telecommunications. The company provides global Internet and long-distance telecommunications services using a network of undersea digital fiber-optic cable systems. Global Crossing is embarking on a plan to build fiber-optic loops that will link the United States with Asia, Europe, and Latin America. Through deals with land-based carriers, the company will be able to offer phone and Internet carriers seamless connections between the world's 100 largest cities.

Qwest Communications, another portfolio standout, builds fiber-optic networks for traditional telecommunications services as well as for Internet-based data, voice, and image communications. The company has constructed an impressive technologically advanced network that includes the installation of 15,000 miles of fiber-optic cable around the United States. Qwest has also partnered with Microsoft Corp. to provide Internet-related services.

* SOFTWARE BOOM HELPS TECHNOLOGY HOLDINGS

Our stock selection in the technology portion of the portfolio was not as effective as it was in other sectors over this period. However, there were some notable standouts. Electronic Arts, Inc., for example, is an entertainment company that creates, markets, and distributes interactive entertainment software. During 1998, the home video game business continued its recovery from a multiyear slump. As one of the largest entertainment software companies, Electronic Arts has strong software development capabilities, broad distribution channels, and financial stability, all of which give it a competitive advantage over smaller companies in this field.

Data storage company EMC Corp. was also a strong performer during the period. EMC produces large-scale storage systems essential to the testing and implementation of new or revamped software and the storage of valuable data. Compuware Corporation, a provider of computer software and services, had another strong year in 1998, helping to boost your fund's returns in the technology sector.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

America Online, Inc.
Internet services

EMC Corp.
Data storage

Clear Channel Communications, Inc.
Broadcasting

Microsoft Corp.
Computer software and services

Costco Companies, Inc.
Retail

Waste Management, Inc.
Environmental services

CBS Corp.
Broadcasting

Schering-Plough Corp.
Pharmaceuticals

Warner-Lambert Co.
Pharmaceuticals

Health Management Associates, Inc.
Hospital management


Footnote reads:
These holdings represent 20.5% of the fund's net assets as of 12/31/98. Portfolio holdings will vary over time.


* HEALTH-CARE HOLDINGS SHOW MIXED RESULTS

The health-care sector of the portfolio has been a study in contrasts. Large pharmaceutical companies have been powerhouses, proving that demand for innovative drugs and services remains strong, despite volatile economic conditions. The strength of these drug companies, however, has been offset somewhat by weak performance from the fund's health-care service holdings. A difficult regulatory environment, ongoing concerns about Medicare spending cuts, and rising health-care costs continue to put pressure on health-care service companies, such as HMOs and physician practice management companies.

Pharmaceutical companies that boosted the fund's health-care sector included Schering-Plough, maker of Claritin, which dominates the booming antihistamine market, and Warner-Lambert, which produces Lipitor, the cholesterol-lowering drug, and Rezulin, a treatment for type II diabetes. While the largest drug companies have been the strongest performers, there were some exceptional performers among smaller companies, such as Elan Corp., a company in the fast-growing drug-delivery sector. Companies in this industry develop new methods for administering drug treatments that are often more effective and less painful. Headquartered in Ireland, Elan has improved its capabilities by acquiring and establishing joint ventures with other drug and biotechnology companies, especially in important growth niches such as neurology.

* MORE VOLATILITY POSSIBLE IN FISCAL YEAR'S SECOND HALF

As we enter the second half of fiscal 1999, we are optimistic about the state of the U.S. economy, which is characterized by a low interest-rate environment and few signs of inflation on the horizon. However, with the roller-coaster ride of 1998 fresh in our minds, we have by no means ruled out the prospect of more volatility. While our outlook is constructive, we will continue to monitor carefully economic conditions in the United States and around the world, positioning the portfolio to take advantage of the most compelling growth opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential.


TOTAL RETURN FOR PERIODS ENDED 12/31/98

                                Class A           Class B           Class M
(inception date)               (8/31/90)         (3/1/93)          (12/1/94)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     4.92%   -1.11%    4.52%   -0.48%    4.64%    0.99%
------------------------------------------------------------------------------
1 year                      24.39    17.23    23.49    18.49    23.75    19.41
------------------------------------------------------------------------------
5 years                    155.33   140.69   145.98   143.98   149.09   140.35
Annual average              20.62    19.20    19.72    19.53    20.02    19.17
------------------------------------------------------------------------------
Life of fund               689.71   644.38   640.86   640.86   655.02   628.48
Annual average              28.16    27.25    27.18    27.18    27.47    26.92
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/98

                                  Russell 2000   Russell Midcap    Consumer
                                     Index       Growth Index    Price Index
------------------------------------------------------------------------------
6 months                             -7.12%          5.36%          0.74%
------------------------------------------------------------------------------
1 year                               -2.55          17.86           1.80
------------------------------------------------------------------------------
5 years                              75.19         122.41          12.62
Annual average                       11.87          17.34           2.41
------------------------------------------------------------------------------
Life of fund                        244.90         318.50          24.77
Annual average                       16.02          18.74           2.69
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)             1             1            1
------------------------------------------------------------------------------
Income                             --           --            --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                       $1.875       $1.875        $1.875
------------------------------------------------------------------------------
Short-term                         --           --            --
------------------------------------------------------------------------------
  Total                         $1.875       $1.875        $1.875
------------------------------------------------------------------------------
Share value:                NAV       POP      NAV     NAV       POP
------------------------------------------------------------------------------
6/30/98                    $57.68   $61.20   $55.42   $56.65   $58.70
------------------------------------------------------------------------------
12/31/98                    58.43    61.99    55.84    57.19    59.26
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% or class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Russell 2000 Index* is composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. This index is widely regarded in the industry as the premiere measure of the small capitalization stock.

Russell Midcap Growth Index* is composed of all medium and medium/small companies in the Russell 1000 Index. The Russell 1000 represents the universe of stocks from which the most active money managers typically select.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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

Portfolio of investments owned
December 31, 1998 (Unaudited)

COMMON STOCKS (97.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,420,000  Lamar Advertising Co. (NON)                                                           $    90,145,000
          7,955,000  Outdoor Systems, Inc. (NON)                                                               238,650,000
                                                                                                           ---------------
                                                                                                               328,795,000

Airlines (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            860,000  Ryanair Holdings, PLC ADR (Ireland) (NON)                                                  32,465,000

Apparel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,150,200  Gap, Inc. (The)                                                                            64,698,750

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            480,900  Firstar Corp.                                                                              44,843,925
          2,178,500  TCF Financial Corp.                                                                        52,692,469
            705,000  Zions Bancorp                                                                              43,974,375
                                                                                                           ---------------
                                                                                                               141,510,769

Broadcasting (7.2%)
--------------------------------------------------------------------------------------------------------------------------
          9,914,600  CBS Corp.                                                                                 324,703,150
          5,025,000  Chancellor Media Corp. (NON)                                                              240,571,875
          8,689,312  Clear Channel Communications, Inc. (NON)                                                  473,567,504
            897,000  Heftel Broadcasting Corp. Class A (NON)                                                    44,177,250
          3,372,000  Infinity Broadcasting Corp. Class A (NON)                                                  92,308,500
          4,681,600  Sinclair Broadcast Group, Inc. Class A (NON)                                               91,583,800
          2,455,000  Univision Communications Inc. Class A (NON)                                                88,840,313
          1,520,000  Westwood One, Inc. (NON) (AFF)                                                             46,360,000
                                                                                                           ---------------
                                                                                                             1,402,112,392

Business Services (6.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,842,000  Affiliated Computer Services, Inc. Class A (NON)                                           82,890,000
            962,800  Applied Graphics Technologies, Inc. (NON)                                                  15,886,200
            739,400  Celestica Inc. (Canada) (NON)                                                              18,253,938
          6,590,000  Cendant Corp. (NON)                                                                       125,621,875
          1,576,000  Interim Services Inc. (NON)                                                                36,839,000
            709,300  Lason Holdings, Inc. (NON)                                                                 41,272,394
          1,626,000  Metamor Worldwide, Inc. (NON)                                                              40,650,000
          2,081,800  Modis Professional Services, Inc. (NON)                                                    30,186,100
          3,409,935  NOVA Corp./Georgia (NON)                                                                  118,282,120
          3,112,250  Paychex, Inc.                                                                             160,086,345
          1,578,400  Pitney Bowes, Inc.                                                                        104,273,050
         14,085,000  Rentokil Group PLC (United Kingdom)                                                       105,763,251
          3,270,000  Robert Half International, Inc. (NON)                                                     146,128,125
          1,495,000  Sanmina Corp. (NON)                                                                        93,437,500
          1,186,900  Select Appointments Holdings PLC ADR (United Kingdom)                                      25,518,350
          4,355,000  Snyder Communications, Inc. (NON) (AFF)                                                   146,981,250
                                                                                                           ---------------
                                                                                                             1,292,069,498

Cable Television (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,359,300  Tele-Comm Liberty Media Group, Inc. Class A (NON)                                         154,737,756
          4,315,700  Tele-Communications, Inc. Class A (NON)                                                   238,712,156
          4,874,500  Tele-Communications TCI Ventures Group Class A (NON)                                      114,855,406
                                                                                                           ---------------
                                                                                                               508,305,318

Computer Equipment (4.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,131,700  Compaq Computer Corp.                                                                     131,335,669
          5,893,500  EMC Corp. (NON)                                                                           500,947,500
            648,100  IBM Corp.                                                                                 119,736,475
          1,789,800  Sun Microsystems, Inc. (NON)                                                              153,251,625
                                                                                                           ---------------
                                                                                                               905,271,269

Computer Services (6.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,187,100  America Online, Inc. (NON)                                                                829,936,000
          3,100,500  Ciber, Inc. (NON)                                                                          86,620,219
            510,000  Complete Business Solutions, Inc. (NON)                                                    17,276,250
            695,000  Computer Horizons Corp. (NON)                                                              18,504,375
            889,000  Computer Sciences Corp. (NON)                                                              57,284,938
            791,000  Keane, Inc. (NON)                                                                          31,590,563
          1,217,000  Mastech Corp. (NON)                                                                        34,836,625
            755,000  Policy Management Systems Corp. (NON)                                                      38,127,500
          2,392,000  Sterling Commerce, Inc. (NON)                                                             107,640,000
            441,400  VeriSign, Inc.                                                                             26,097,775
          2,131,900  Whittman-Hart, Inc. (NON)                                                                  58,893,738
                                                                                                           ---------------
                                                                                                             1,306,807,983

Computer Software (9.0%)
--------------------------------------------------------------------------------------------------------------------------
            857,000  Aspect Development, Inc. (NON)                                                             37,975,813
          2,072,350  BMC Software, Inc. (NON)                                                                   92,349,097
          6,091,270  Cadence Design Systems, Inc. (NON)                                                        181,215,283
          4,135,950  Computer Associates International, Inc.                                                   176,294,869
          3,102,800  Compuware Corp. (NON)                                                                     242,406,250
          2,191,100  Electronic Arts, Inc. (NON)                                                               122,975,488
            676,500  Entrust Technologies Inc. (NON)                                                            16,151,438
          1,260,000  Intuit, Inc. (NON)                                                                         91,350,000
            535,000  Legato Systems, Inc. (NON)                                                                 35,276,563
            475,000  Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                                     15,496,875
          2,589,800  Microsoft Corp. (NON)                                                                     359,172,888
          7,807,700  Parametric Technology Corp. (NON)                                                         126,875,125
            128,240  Peregrine Systems, Inc. (NON)                                                               5,947,130
          2,280,200  PLATINUM Technology, Inc. (NON)                                                            43,608,825
          1,167,800  Software AG Systems, Inc. (NON)                                                            21,166,375
          2,720,000  Synopsys, Inc. (NON)                                                                      147,560,000
          2,130,000  The Learning Company, Inc. (NON)                                                           55,246,875
                                                                                                           ---------------
                                                                                                             1,771,068,894

Conglomerates (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,414,600  Tyco International Ltd.                                                                   257,588,888

Consumer Products (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,540,100  Colgate-Palmolive Co.                                                                     143,036,788

Cosmetics (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,512,500  Estee Lauder Cos. Class A                                                                 129,318,750

Education (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,896,700  Apollo Group, Inc. Class A (NON)                                                           64,250,713

Electric Utilities (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            970,000  CalEnergy, Inc. (NON)                                                                      33,646,875

Electronics and Electrical Equipment (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            982,400  American Power Conversion Corp. (NON)                                                      47,585,000
          2,195,100  Applied Materials, Inc. (NON)                                                              93,703,331
          1,366,900  ASM Lithography Holding N.V. (Netherlands) (NON)                                           41,690,450
          2,430,100  General Electric Co.                                                                      248,022,081
          1,144,170  KLA Tencor Corp. (NON)                                                                     49,628,374
            382,700  Novellus Systems, Inc. (NON)                                                               18,943,650
            304,350  Teradyne, Inc. (NON)                                                                       12,896,831
            465,450  Uniphase Corp. (NON)                                                                       32,290,594
                                                                                                           ---------------
                                                                                                               544,760,311

Energy-Related (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,646,700  Thermo Electron Corp. (NON)                                                                27,890,981

Entertainment (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            650,000  SFX Entertainment, Inc. Class A (NON)                                                      35,668,750
          3,933,600  Time Warner, Inc.                                                                         244,129,050
          2,019,300  Viacom, Inc. Class B (NON)                                                                149,428,200
                                                                                                           ---------------
                                                                                                               429,226,000

Environmental Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,815,000  Allied Waste Industries, Inc. (NON)                                                        90,129,375
          2,121,400  Republic Services, Inc. (NON)                                                              39,113,313
          6,995,764  Waste Management, Inc. (NON)                                                              326,177,490
                                                                                                           ---------------
                                                                                                               455,420,178

Financial Services (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,864,000  Associates First Capital Corp.                                                             78,987,000
          1,216,540  Concord EFS, Inc. (NON)                                                                    51,550,883
          1,088,000  Finova Group, Inc.                                                                         58,684,000
          1,236,000  Merrill Lynch & Co., Inc.                                                                  82,503,000
            804,000  Morgan Stanley, Dean Witter, Discover and Co.                                              57,084,000
                                                                                                           ---------------
                                                                                                               328,808,883

Funeral/Cemetery Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,087,100  Service Corp. International                                                               117,502,744
          7,345,100  Stewart Enterprises, Inc. Class A (AFF)                                                   163,428,475
                                                                                                           ---------------
                                                                                                               280,931,219

Health Care Information Systems (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            100,600  Eclipsys Corp. (NON)                                                                        2,917,400
          8,507,900  HBO & Co.                                                                                 244,070,381
          1,060,000  IMS Health, Inc.                                                                           79,963,750
                                                                                                           ---------------
                                                                                                               326,951,531

Health Care Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,381,400  Cardinal Health, Inc.                                                                     180,688,725
          1,059,500  Carematrix Corp. (NON) (AFF)                                                               32,447,188
          3,090,000  Lincare Holdings, Inc. (NON) (AFF)                                                        125,338,125
            562,200  Sunrise Assisted Living, Inc. (NON)                                                        29,164,125
          4,162,250  Total Renal Care Holdings, Inc. (NON) (AFF)                                               123,046,516
                                                                                                           ---------------
                                                                                                               490,684,679

Hospital Management (1.4%)
--------------------------------------------------------------------------------------------------------------------------
         12,279,750  Health Management Assoc., Inc. (NON)                                                      265,549,594

Insurance (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,428,300  American International Group, Inc.                                                        138,009,488

Lodging (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          4,625,000  Extended Stay America, Inc. (NON)                                                          48,562,500
             90,400  Four Seasons Hotels, Inc. (Canada)                                                          2,644,200
          2,127,100  Prime Hospitality Corp. (NON)                                                              22,467,494
          2,785,000  Promus Hotel Corp. (NON)                                                                   90,164,375
                                                                                                           ---------------
                                                                                                               163,838,569

Medical Management Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            381,600  American Oncology Resources, Inc. (NON)                                                     5,557,050
            997,900  Pediatrix Medical Group, Inc. (NON) (AFF)                                                  59,811,631
            298,600  Physician Reliance Network, Inc. (NON)                                                      3,919,125
                                                                                                           ---------------
                                                                                                                69,287,806

Medical Supplies and Devices (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,420,000  Henry Schein, Inc. (NON)                                                                   63,545,000
            292,700  IDEXX Laboratories, Inc. (NON)                                                              7,875,459
          3,097,700  Omnicare, Inc.                                                                            107,645,075
          5,080,000  Sybron International Corp. (NON)                                                          138,112,500
          1,010,000  Waters Corp. (NON)                                                                         88,122,500
                                                                                                           ---------------
                                                                                                               405,300,534

Networking & Telecommunication Equipment (3.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,285,000  3Com Corp. (NON)                                                                           57,584,063
          3,685,000  Ascend Communications, Inc. (NON)                                                         242,288,750
          1,882,600  Cisco Systems, Inc. (NON)                                                                 174,728,813
            845,000  Comverse Technology, Inc. (NON)                                                            59,995,000
            116,400  Network Appliance, Inc. (NON)                                                               5,238,000
          1,308,140  PanAmSat Corp. (NON)                                                                       50,935,701
          3,296,700  Qwest Communications International, Inc. (NON)                                            164,835,000
          1,000,000  Tekelec (NON)                                                                              16,562,500
                                                                                                           ---------------
                                                                                                               772,167,827

Pharmaceuticals and Biotechnology (9.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,810,900  Bristol-Myers Squibb Co.                                                                  242,321,056
          1,955,000  Centocor, Inc. (NON)                                                                       88,219,375
          3,805,300  Elan Corp. PLC ADR (Ireland) (NON)                                                        264,706,181
          1,025,000  Jones Medical Industries, Inc.                                                             37,412,500
          1,635,200  Lilly (Eli) & Co.                                                                         145,328,400
          1,105,000  Medicis Pharmaceutical Corp. Class A (NON) (AFF)                                           65,885,625
          2,075,800  Pfizer, Inc.                                                                              260,383,163
          5,643,200  Schering-Plough Corp.                                                                     311,786,800
          1,027,500  Sepracor, Inc. (NON)                                                                       90,548,438
            985,000  Transkaryotic Therapies, Inc. (Malaysia) (NON) (AFF)                                       24,994,375
          3,699,400  Warner-Lambert Co.                                                                        278,148,638
                                                                                                           ---------------
                                                                                                             1,809,734,551

Recreation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            929,500  International Speedway Corp. Class A (NON)                                                 37,644,750

Restaurants (0.6%)
--------------------------------------------------------------------------------------------------------------------------
         10,141,767  J.D. Wetherspoon PLC (United Kingdom) (NON) (AFF)                                          30,091,677
            674,200  McDonald's Corp.                                                                           51,660,575
            725,000  Papa Johns International, Inc. (NON)                                                       31,990,625
                                                                                                           ---------------
                                                                                                               113,742,877

Retail (11.3%)
--------------------------------------------------------------------------------------------------------------------------
          6,933,900  Bed Bath & Beyond, Inc. (NON)                                                             236,619,338
          1,935,000  Borders Group, Inc. (NON)                                                                  48,254,063
          4,693,500  Costco Cos., Inc. (NON)                                                                   338,812,031
          3,990,200  CVS Corp.                                                                                 219,461,000
          1,988,600  Dollar Tree Stores, Inc. (NON)                                                             86,876,963
          4,312,100  Home Depot, Inc. (The)                                                                    263,846,619
            665,600  Kohls Corp. (NON)                                                                          40,892,800
          1,415,100  Kroger Co. (NON)                                                                           85,613,550
          5,632,900  Office Depot, Inc. (NON)                                                                  208,065,244
          1,904,500  Rite Aid Corp.                                                                             94,391,781
          2,735,700  Safeway, Inc. (NON)                                                                       166,706,719
          5,722,100  TJX Cos., Inc. (The)                                                                      165,940,900
          3,186,300  Wal-Mart Stores, Inc.                                                                     259,484,306
            109,700  Williams-Sonoma, Inc. (NON)                                                                 4,422,281
                                                                                                           ---------------
                                                                                                             2,219,387,595

Semiconductors (2.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,398,810  Analog Devices, Inc. (NON)                                                                 43,887,664
            295,000  Applied Micro Circuits Corp. (NON)                                                         10,020,781
          1,181,000  Intel Corp.                                                                               140,022,313
          1,804,700  Linear Technology Corp.                                                                   161,633,444
          3,023,800  Maxim Integrated Products Inc. (NON)                                                      132,102,263
            930,000  PMC -- Sierra, Inc. (NON)                                                                  58,706,250
                                                                                                           ---------------
                                                                                                               546,372,715

Telecommunication Services (5.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,329,500  E. Spire Communications, Inc. (NON)                                                         8,475,563
          1,027,600  Global Crossing Ltd. (NON)                                                                 46,370,450
          1,180,800  Global TeleSystems Group, Inc. (NON)                                                       65,829,600
          1,485,000  Intermedia Communications, Inc. (NON)                                                      25,616,250
          1,877,400  Lucent Technologies, Inc.                                                                 206,514,000
          3,482,200  MCI WorldCom, Inc. (NON)                                                                  249,847,850
          1,424,800  McLeod, Inc. Class A (NON)                                                                 44,525,000
          3,900,000  Metromedia Fiber Network, Inc. Class A (NON) (AFF)                                        130,650,000
            704,000  NTL Inc. (NON)                                                                             39,732,000
          2,355,000  NEXTLINK Communications, Inc. Class A (NON)                                                66,823,125
          2,215,200  RSL Communications, Ltd. Class A (NON)                                                     65,348,400
          1,798,600  Sprint Corp.                                                                              151,307,225
                                                                                                           ---------------
                                                                                                             1,101,039,463

Tobacco (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,996,000  Philip Morris Cos., Inc.                                                                  106,786,000

Wireless Communications (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,513,200  Airtouch Communications, Inc. (NON)                                                       109,139,550
          2,255,000  American Tower Corp. Class A                                                               66,663,438
                                                                                                           ---------------
                                                                                                               175,802,988
                                                                                                           ---------------
                     Total Common Stocks (cost $11,627,498,390)                                            $19,190,285,426

SHORT-TERM INVESTMENTS (2.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   50,000,000  Asset Securitization Corp. for an effective yield of 5.10%,
                       February 12, 1999                                                                   $    49,702,500
         50,000,000  Ciesco L.P. for an effective yield of 5.45%, February 3, 1999                              49,750,208
         50,000,000  Deutsche Bank Financial Inc. for an effective yield of 5.95%,
                       January 6, 1999                                                                          49,958,681
         50,000,000  Fed Home Loan Mortgage Corp. for an effective yield of
                       5.0%, March 23, 1999                                                                     49,437,500
         50,000,000  Ford Motor Credit Puerto Rico for an effective yield of
                       5.11%, March 5, 1999                                                                     49,553,750
         25,000,000  General Electric Capital Corp. for an effective yield of
                       5.50%, January 28, 1999                                                                  24,896,875
         25,000,000  Merrill Lynch & Co. Inc for an effective yield of 5.10%,
                       February 26, 1999                                                                        24,801,667
         35,000,000  Metlife Funding for an effective yield of 5.25%,
                       January 19, 1999                                                                         34,908,125
         40,000,000  Windmill Funding for an effective yield of 5.35%,
                       February 3, 1999                                                                         39,803,833
         62,314,000  Interest in 500,000,000 joint tri-party repurchase agreement dated December 31,1998 with
                       Lehman Brothers due January 4, 1999 with respect
                       to various U.S. Treasury obligations -- maturity value
                       of $62,347,580 for an effective yield of 4.85%.                                          62,322,395
                                                                                                           ---------------
                     Total Short-Term Investments (cost $435,135,534)                                      $   435,135,534
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $12,062,633,924) (b)                                          $19,625,420,960
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $19,592,480,002.

  (b) The aggregate identified cost on a tax basis is $12,077,188,006, resulting in gross unrealized appreciation and depreciation of $7,855,619,874 and $307,386,920, respectively, or net unrealized appreciation of $7,548,232,954.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $12,062,633,924) (Note 1)                                      $19,625,420,960
-----------------------------------------------------------------------------------------------
Cash                                                                                  6,884,918
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             3,866,292
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               22,082,438
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       55,305,971
-----------------------------------------------------------------------------------------------
Total assets                                                                     19,713,560,579

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     38,779,475
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           45,911,803
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         20,428,277
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,931,861
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           193,143
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             13,649
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               12,621,598
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,200,771
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   121,080,577
-----------------------------------------------------------------------------------------------
Net assets                                                                      $19,592,480,002

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $12,109,681,262
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                           ($71,137,705)
-----------------------------------------------------------------------------------------------
Distribution in excess of net realized gains on investments (Note 1)                 (8,840,422)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                 7,562,776,867
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $19,592,480,002

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($10,679,765,740 divided by 182,793,855 shares)                                          $58.43
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $58.43)*                                  $61.99
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($7,910,625,592 divided by 141,678,578 shares)**                                         $55.84
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($455,072,836 divided by 7,957,052 shares)                                               $57.19
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $57.19)*                                  $59.26
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($547,015,834 divided by 9,250,338 shares)                                               $59.13
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $22,584,558
-----------------------------------------------------------------------------------------------
Dividends (including dividend income of $301,916
from investments in affiliated issuers) (Note 5)                                     12,477,036
-----------------------------------------------------------------------------------------------
Total investment income                                                              35,061,594

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     41,705,596
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       12,358,457
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       149,475
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         27,118
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                11,588,850
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                35,114,254
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,507,256
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 154,644
-----------------------------------------------------------------------------------------------
Auditing                                                                                140,973
-----------------------------------------------------------------------------------------------
Legal                                                                                    35,862
-----------------------------------------------------------------------------------------------
Postage                                                                               1,873,406
-----------------------------------------------------------------------------------------------
Other                                                                                 2,376,002
-----------------------------------------------------------------------------------------------
Total expenses                                                                      107,031,893
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (832,594)
-----------------------------------------------------------------------------------------------
Net expenses                                                                        106,199,299
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (71,137,705)
-----------------------------------------------------------------------------------------------
Net realized gain on investments
(including realized loss of $(164,708,001)
on sales of investments in affiliated issuers) (Notes 1, 3 and 5)                    19,972,492
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                    (10,169)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        877,472,482
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             897,434,805
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $826,297,100
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (71,137,705) $ (135,338,935)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     19,972,492   1,228,126,644
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        877,462,313   3,538,793,763
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                826,297,100   4,631,581,472
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (332,351,314)   (185,202,878)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (257,923,945)   (157,607,099)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (14,531,244)     (8,456,807)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (15,917,465)     (7,008,141)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   352,311,418     428,556,668
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        557,884,550   4,701,863,215

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              19,034,595,452  14,332,732,237
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $ 71,137,705 and $-, respectively)                                      $19,592,480,002 $19,034,595,452
---------------------------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the year)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                    ended
Per-share                       December 31
operating performance            (Unaudited)                                    Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $57.68           $44.47           $42.99           $29.58           $21.88           $20.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.13)(c)         (.25)            (.20)(c)         (.21)(c)         (.12)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.76            14.55             2.00            13.62             8.02             1.56
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.63            14.30             1.80            13.41             7.90             1.50
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.88)           (1.09)            (.26)              --             (.15)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                        --               --             (.06)              --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.88)           (1.09)            (.32)              --             (.20)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $58.43           $57.68           $44.47           $42.99           $29.58           $21.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.92*           32.75             4.26            45.34            36.36             7.00
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $10,679,766      $10,163,886       $7,381,624       $4,752,611       $1,341,877         $648,787
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .47*             .98             1.06             1.11             1.13             1.23
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.26)*           (.49)            (.48)            (.54)            (.55)            (.82)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             57.04*           65.21            66.74            36.61            56.99            52.76
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the year)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                       December 31
operating performance            (Unaudited)                                    Year ended June 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $55.42           $43.08           $41.96           $29.09           $21.68           $20.80
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.32)(c)         (.62)            (.49)(c)         (.48)(c)         (.23)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 2.62            14.05             1.93            13.35             7.84             1.44
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               2.30            13.43             1.44            12.87             7.61             1.33
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.88)           (1.09)            (.26)              --             (.15)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                        --               --             (.06)              --             (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.88)           (1.09)            (.32)              --             (.20)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $55.84           $55.42           $43.08           $41.96           $29.09           $21.68
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.52*           31.78             3.50            44.24            35.34             6.18
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $7,910,626       $7,950,848       $6,359,447       $4,254,962       $1,013,379         $333,738
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .85*            1.73             1.81             1.87             1.87             2.04
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.63)*          (1.24)           (1.23)           (1.30)           (1.30)           (1.55)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             57.04*           65.21            66.74            36.61            56.99            52.76
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the year)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                     ended                                                        For the period
Per-share                                        December 31                                                       Dec. 1,1994+
operating performance                             (Unaudited)                  Year ended June 30                    to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $56.65           $43.91           $42.66           $29.51           $24.72
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (.26)(c)         (.49)            (.40)(c)         (.40)(c)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.68            14.32             1.97            13.55             5.04
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.42            13.83             1.57            13.15             4.99
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.88)           (1.09)            (.26)              --             (.15)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                                         --               --             (.06)              --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.88)           (1.09)            (.32)              --             (.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $57.19           $56.65           $43.91           $42.66           $29.51
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            4.64*           32.09             3.75            44.56            20.40*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $455,073         $444,325         $337,535         $210,404          $16,011
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .72*            1.48             1.56             1.64              .94*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.51)*           (.99)            (.98)           (1.06)            (.53)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              57.04*           65.21            66.74            36.61            56.99
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the year)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                   ended                                                          For the period
Per-share                                       December 31                                                        July 19,1994+
operating performance                            (Unaudited)                    Year ended June 30                   to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $58.28           $44.82           $43.21           $29.66           $22.59
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (.07)(c)         (.13)(c)         (.09)(c)         (.11)(c)         (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.80            14.68             2.02            13.66             7.31
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.73            14.55             1.93            13.55             7.27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.88)           (1.09)            (.26)              --             (.15)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gains                                         --               --             (.06)              --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.88)           (1.09)            (.32)              --             (.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $59.13           $58.28           $44.82           $43.21           $29.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            5.04*           33.05             4.54            45.68            32.42*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $547,016         $476,037         $254,126         $118,640          $24,538
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .35*             .73              .81              .86              .83*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.13)*           (.24)            (.23)            (.29)            (.26)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              57.04*           65.21            66.74            36.61            56.99
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
December 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam New Opportunities Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing principally in common stocks of companies in sectors of the economy which, in the judgment of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. possess above-average, long-term growth potential.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1998, fund expenses were reduced by $832,594 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $13,010 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $816,702 and $29,876 from the sale of class A and class M shares, respectively and $5,305,863 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $37,782 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $5,148,351,932 and $5,377,891,919, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     21,670,310     $1,117,893,002
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,045,736        317,279,073
-----------------------------------------------------------------------------
                                                27,716,046      1,435,172,075

Shares
repurchased                                    (21,132,751)    (1,076,352,544)
-----------------------------------------------------------------------------
Net increase                                     6,583,295      $ 358,819,531
-----------------------------------------------------------------------------

                                                           Year ended
                                                          June 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     42,566,727     $2,162,347,087
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,792,795        176,109,174
-----------------------------------------------------------------------------
                                                46,359,522      2,338,456,261

Shares
repurchased                                    (36,146,474)    (1,835,480,082)
-----------------------------------------------------------------------------
Net increase                                    10,213,048      $ 502,976,179
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,589,895       $276,702,390
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,483,251        224,924,735
-----------------------------------------------------------------------------
                                                10,073,146        501,627,125

Shares
repurchased                                    (11,865,060)      (575,553,377)
-----------------------------------------------------------------------------
Net decrease                                    (1,791,914)      $(73,926,252)
-----------------------------------------------------------------------------

                                                           Year ended
                                                          June 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,958,089      $ 534,080,968
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,063,932        137,202,777
-----------------------------------------------------------------------------
                                                14,022,021        671,283,745

Shares
repurchased                                    (18,161,751)      (885,361,106)
-----------------------------------------------------------------------------
Net decrease                                    (4,139,730)     $(214,077,361)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        787,472        $39,340,338
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      266,436         13,692,745
-----------------------------------------------------------------------------
                                                 1,053,908         53,033,083

Shares
repurchased                                       (940,620)       (47,140,608)
-----------------------------------------------------------------------------
Net increase                                       113,288        $ 5,892,475
-----------------------------------------------------------------------------

                                                           Year ended
                                                          June 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,779,820        $87,997,481
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      165,573          7,570,046
-----------------------------------------------------------------------------
                                                 1,945,393         95,567,527

Shares
repurchased                                     (1,788,827)       (88,903,355)
-----------------------------------------------------------------------------
Net increase                                       156,566        $ 6,664,172
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        December 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,221,499       $118,973,033
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      299,733         15,917,465
-----------------------------------------------------------------------------
                                                 2,521,232        134,890,498

Shares
repurchased                                     (1,438,847)       (73,364,834)
-----------------------------------------------------------------------------
Net increase                                     1,082,385       $ 61,525,664
-----------------------------------------------------------------------------

                                                           Year ended
                                                          June 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,222,463       $222,106,964
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      149,625          7,008,141
-----------------------------------------------------------------------------
                                                 4,372,088        229,115,105

Shares
repurchased                                     (1,874,552)       (96,121,427)
-----------------------------------------------------------------------------
Net increase                                     2,497,536       $132,993,678
-----------------------------------------------------------------------------

Note 5
Transactions with Affiliated Companies




Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Name of Affiliate                                     cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Accustaff, Inc.                               $ 44,887,394       $         --           $     --     $           --
Applied Graphics Technology                     28,702,336         33,254,971                 --         15,886,200
Barnett, Inc.                                           --         21,829,192                 --
Carematrix Corporation                           3,048,618                 --                 --         32,447,188
CBT Group PLC Sponsored ADR                      3,153,006         33,209,078                 --                 --
Concentra Managed Care, Inc.                            --         78,056,282                 --                 --
Extended Stay America, Inc.                        692,065          8,175,973                 --         48,562,500
Gilead Sciences, Inc.                                   --         39,616,013                 --                 --
HCR Manor Care, Inc.                                    --         50,907,779                 --                 --
International Speedway Corp.
Class A                                         28,187,322                 --                 --         37,644,750
J.D. Wetherspoon PLC                               235,766                 --            155,014         30,091,677
Landry's Seafood Restaurant Inc.                        --         31,458,569                 --
Lason Holdings, Inc.                            33,436,814                 --                 --         41,272,394
Lincare Holdings, Inc.                          13,235,395                 --                 --        125,338,125
Medicis Pharmaceutical Class A                   4,776,704                 --                 --         65,885,625
Metamor Worldwide, Inc.                          1,216,210          7,125,665                 --         40,650,000
Metromedia Fiber Network
Class A                                         23,269,662                 --                 --        130,650,000
Modis Professional Services                      4,562,920        117,895,292                 --         30,186,100
Papa Johns International, Inc.                     472,726         25,565,175                 --         31,990,625
Pediatrix Medical Group, Inc.                           --                 --                 --         59,811,631
PMT Services, Inc.                              18,043,279                 --                 --                 --
Rexall Sundown, Inc.                             8,814,850         81,761,524                 --                 --
RSL Communications Ltd.
Class A                                         43,775,240                 --                 --         65,348,400
Saville Systems Ireland ADR                        847,273         34,861,026                 --                 --
Snyder Communications, Inc.                     85,037,299                 --                 --        146,981,250
Stewart Enterprises, Inc. Class A                1,739,027                 --            146,902        163,428,475
Sybron International Corp.                      27,185,219                 --                 --        138,112,500
Total Renal Care Holdings                               --                 --                 --        123,046,516
Transkaryotic Therapies, Inc.                    6,117,047                 --                 --         24,994,375
Westwood One, Inc.                                      --                 --                 --         46,360,000
-------------------------------------------------------------------------------------------------------------------
 Totals                                       $381,436,172       $563,716,539           $301,916     $1,398,688,331
-------------------------------------------------------------------------------------------------------------------




PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*Formerly Putnam Diversified Income Trust II

+Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA013-49329  852/358/983/526/  2/99





PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam New Opportunities Fund
Supplement to Semiannual Report dated 12/31/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return
for periods ended 12/31/98                                 NAV

6 months                                                   5.04%
1 year                                                    24.71
5 years                                                  158.22
Annual average                                            20.89
Life of fund (since class A inception, 8/31/90)          698.64
Annual average                                            28.33

Share value:                                               NAV

6/30/98                                                  $58.28
12/31/98                                                 $59.13
---------------------------------------------------------------------------
Distributions:       No.       Income        Capital gains       Total
                     1           --              $1.875           $1.875
---------------------------------------------------------------------------
Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.